Commitments and Contingencies - Inteltek - Additional Information (Detail) - Inteltek [member] - TRY (₺) ₺ in Thousands		12 Months Ended
	Jan. 14, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Percentage Ownership By Affiliates		55.00%
Major business combination [member]
Disclosure of commitments and contingencies [line items]
Percentage Ownership By Affiliates	55.00%
Mobile Agency Agreement [member]
Disclosure of commitments and contingencies [line items]
Letter of guarantee		₺ 25,000	₺ 184,752